FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: File No. 811-07253

Putnam High Income Opportunities Trust
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  (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam High Income Opportunities Trust
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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  (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 2/29

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record

   The fund did not vote proxies relating to portfolio securities during the period covered by the report.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Opportunities Trust
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       (Registrant)

By:          /s/ Charles E. Porter*, Executive Vice President,
             Associate Treasurer and Principal Executive Officer
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       (Signature & Title)


Date: August 23, 2004
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               * By Jonathan S. Horwitz,
               pursuant to a Power-of-Attorney